RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

22. RELATED PARTY TRANSACTIONS

(i) Related Parties

Name of Related Parties	Relationship with the Company
Beijing Puhui Sizhong Technology Limited Company	A company controlled by Mr. Changxun Sun
Changxun Sun, Zhiqiang Xu, Muchao Deng	Three management employees
Beijing Jingu Shitong Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 55.38% equity interest and has significant influence
Hi Sun Technology (China) Limited	A company that controls Main Access Limited, an entity that is a shareholder of the Company
Shanghai Keshen Information Technology Co., Ltd.	One of the Company’s investment affiliates and the Company owns 20% equity interest and has significant influence since December 2021
Beijing Lianxinzhihui Technology Co., Ltd.	One of the Company’s investment affiliates and the Company owns 15.93% equity interest and has significant influence
Shenzhen City Yunjitong Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 18.52% equity interest and has significant influence
Shenyang Yunrongxin Technology Co., Ltd	One of the Company’s investment affiliates and the Company owns 20% equity interest and has significant influence

(ii) The Company had the following related party transactions for the years ended December 31, 2020, 2021 and 2022:

		Year ended December 31,
	Note	2020	2021	2022
		RMB	RMB	RMB
Interest free loans provided to related parties:
-Three management employees	(a)	2,550	-	-
-Beijing Jingu Shitong Technology Co., Ltd	(a)	1,400	-	-

Interest free loans collected from related parties:
-Three management employees	(a)	4,160	900	-
Beijing Jingu Shitong Technology Co., Ltd	(a)	-	1,400	-

Cloud-based UC&C services provided to a related party:
-Hi Sun Technology (China) Limited	(b)	30,352	5,158	-
-Shanghai Keshen Information Technology Co., Ltd.	(b)	-	-	34

CPaaS services provided to related parties:
-Beijing Lianxinzhihui Technology Co., Ltd.	(c)	2,360	200	-
-Shenyang Yunrongxin Technology Co., Ltd	(c)	145	532	1,341
-Shenzhen City Yunjitong Technology Co., Ltd	(c)	3	5	2
-Beijing Jingu Shitong Technology Co., Ltd	(c)	208	99	-

Sub-lease income from an equity investee:
-Beijing Jingu Shitong Technology Co., Ltd	(d)	317	-	-

Project development services purchased from related parties:
-Hi Sun Technology (China) Limited	(e)	368	-	-
-Shenyang Yunrongxin Technology Co., Ltd	(e)	1,046	-	-

Research and development services purchased from a related party:
-Hi Sun Technology (China) Limited	(e)	5,667	1,974	-

Rental expenses paid for a related party:
-Beijing Puhui Sizhong Technology Limited Company	(f)	150	-	-

(a) Interest free loans provided to and collected from related parties

For the year ended December 31, 2020, the Company provided interest-free loans of RMB2,550 to the three management employees of the Group. For the years ended December 31, 2020 and 2021, the Company collected interest-free loans of RMB4,160, RMB900, respectively, from the three management employees of the Group. As of December 31, 2020, the amounts due from the three management employees were RMB900. The Company received repayments of RMB900 in cash from the three management employees of the Group in January 2021.

For the year ended December 31, 2020, the Company provided interest-free loans of RMB1,400 to Beijing Jingu Shitong Technology Co., Ltd. (“Jingu”). As of December 31, 2020, the amount due from Jingu was RMB1,400. The Company received RMB1,400 in cash from Jingu in January 2021.

(b) Cloud-based UC&C services provided to a related party

The Company provided Cloud-based UC&C services to subsidiaries of Hi Sun Technology (China) Limited (“Hi Sun Group”), a company which controls Main Access Limited, one of the Company’s shareholders. Revenues of RMB30,352 and RMB5,158 were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2020 and 2021, respectively.

The Company provided Cloud-based UC&C services to subsidiaries of Shanghai Keshen Information Technology Co., Ltd (“Shanghai Keshen”). Revenues of RMB34 were recorded in the consolidated statements of comprehensive loss for the year ended December 31, 2022. Amounts due from Shanghai Keshen were RMB194 and nil as of December 31, 2021 and 2022, which are included in accounts receivable - related parties, net on the consolidated balance sheets. Amounts due to Shanghai Keshen were RMB58 and RMB53, which were deposits as of December 31, 2021 and 2022.

(c) CPaaS services provided to related parties

The Company provided CPaaS services to Lianxinzhihui. Revenues of RMB2,360 RMB200 and nil were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2020, 2021 and 2022, respectively. Amounts due from Lianxinzhihui were RMB3 and nil as of December 31, 2021 and 2022, which are included in accounts receivable - related parties, net on the consolidated balance sheets.

The Company provided CPaaS services to Shenyang Yunrongxin Technology Co., Ltd (“Shenyang Yunrongxin”). Revenues of RMB145, RMB532 and RMB1,341 were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2020, 2021 and 2022, respectively. Amounts due from Shenyang Yunrongxin were RMB107 and RMB99 as of December 31, 2021 and 2022, which are included in accounts receivable - related parties, net on the consolidated balance sheets.

The Company provided CPaaS services to Shenzhen City Yunjitong Technology Co., Ltd (“Shenzhen City Yunjitong”). Revenues of RMB3, RMB5 and RMB2 were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2020, 2021 and 2022, respectively.

The Company provided CPaaS services to Jingu. Revenues of 208, RMB99 and nil were recorded in the consolidated statements of comprehensive loss for the years ended December 31, 2020, 2021 and 2022, respectively.

(d) Sub-lease income from an equity investee

For the years ended December 31, 2020, the Group leased office to Jingu with sub-lease income of RMB317.

(e) Outsourcing services purchased from related parties

The Company purchased project development services, which is included in cost of revenues of RMB368 for the year ended December 31, 2020, and research and development services from Hi Sun Group, which is included in research and development expenses of RMB5,667 and RMB1,974, for the years ended December 31, 2020 and 2021, respectively.

The Company purchased from Shenyang Yunrongxin project development services, which is included in cost of revenues of RMB1,046, nil, and nil, for the years ended December 31, 2020, 2021 and 2022, respectively. Amounts due to Shenyang Yunrongxin were RMB731 and RMB722 as of December 31, 2021 and 2022, which are included in accounts amounts due to related parties on the consolidated balance sheets.

The Company purchased project development services from Shanghai Keshen. Amounts due from Shanghai Keshen were nil and RMB105, which were prepayment of project development services fee as of December 31, 2021 and 2022, respectively.

The Company purchased project development services from Shenzhen City Yunjitong, amounts due to Shenzhen City Yunjitong were RMB5 and RMB5 as of December 31, 2021 and 2022, which are included in accounts amounts due to related parties on the consolidated balance sheets.

(f) Rental expenses paid for a related party

For the year ended December 31,2020, the Group paid rental expenses of RMB150 on behalf of Beijing Puhui Sizhong Technology Limited Company (“Puhui Sizhong”), a company affiliated with Mr. Changxun Sun, the Group’s founder and a board member. The Group did not expect to collect the amount paid from Puhui Sizhong and therefore recognized the rental expenses paid on behalf of Puhui Sizhong as general and administrative expenses.

(iii)	The Company had the following related party balances as of December 31, 2021 and 2022:

	Notes	2021	2022
		RMB	RMB
Accounts receivable - related parties, net:
-Shanghai Keshen Information Technology Co., Ltd.	(b)	194	-
-Beijing Lianxinzhihui Technology Co., Ltd.	(c)	3	-
-Shenyang Yunrongxin Technology Co., Ltd	(c)	107	99

Amounts due from related parties:
-Shanghai Keshen Information Technology Co., Ltd.	(e)	-	105
Total amounts due from related parties		-	105

Amounts due to related parties:
-Shenyang Yunrongxin Technology Co., Ltd	(e)	731	722
-Shenzhen City Yunjitong Technology Co., Ltd	(e)	5	5
-Shanghai Keshen Information Technology Co., Ltd.	(b)	58	53
Total amounts due to related parties		794	780